Deferred Stock Compensation (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Stock Compensation
Deferred stock compensation (in dollars)	$ 584
Salary expense (in dollars)	397	353	400
2007
Deferred Stock Compensation
Deferred stock compensation (in dollars)	8
2008
Deferred Stock Compensation
Deferred stock compensation (in dollars)	22
2009
Deferred Stock Compensation
Deferred stock compensation (in dollars)	96
2010
Deferred Stock Compensation
Deferred stock compensation (in dollars)	146
2011
Deferred Stock Compensation
Deferred stock compensation (in dollars)	312
Employment Agreement Awards
Deferred Stock Compensation
Number of shares issued	192
Aggregate value of shares issued (in dollars)	2,082
Deferred stock compensation (in dollars)	584
Employment Agreement Awards | Prior to 2004
Deferred Stock Compensation
Number of shares issued	5
Average share price on the date of issuance (in dollars per share)	$ 11.00
Aggregate value of shares issued (in dollars)	60
Employment Agreement Awards | 2004
Deferred Stock Compensation
Number of shares issued	32
Average share price on the date of issuance (in dollars per share)	$ 12.93
Aggregate value of shares issued (in dollars)	411
Employment Agreement Awards | 2005
Deferred Stock Compensation
Number of shares issued	19
Average share price on the date of issuance (in dollars per share)	$ 15.18
Aggregate value of shares issued (in dollars)	290
Employment Agreement Awards | 2006
Deferred Stock Compensation
Number of shares issued	8
Average share price on the date of issuance (in dollars per share)	$ 16.01
Aggregate value of shares issued (in dollars)	129
Employment Agreement Awards | 2007
Deferred Stock Compensation
Number of shares issued	5
Average share price on the date of issuance (in dollars per share)	$ 17.36
Aggregate value of shares issued (in dollars)	92
Employment Agreement Awards | 2008
Deferred Stock Compensation
Number of shares issued	13
Average share price on the date of issuance (in dollars per share)	$ 14.45
Aggregate value of shares issued (in dollars)	186
Employment Agreement Awards | 2009
Deferred Stock Compensation
Number of shares issued	41
Average share price on the date of issuance (in dollars per share)	$ 7.83
Aggregate value of shares issued (in dollars)	322
Employment Agreement Awards | 2010
Deferred Stock Compensation
Number of shares issued	28
Average share price on the date of issuance (in dollars per share)	$ 8.41
Aggregate value of shares issued (in dollars)	235
Employment Agreement Awards | 2011
Deferred Stock Compensation
Number of shares issued	41
Average share price on the date of issuance (in dollars per share)	$ 8.76
Aggregate value of shares issued (in dollars)	357
Employment Incentive Awards
Deferred Stock Compensation
Number of shares issued	63
Aggregate value of shares issued (in dollars)	780
Employment Incentive Awards | Prior to 2004
Deferred Stock Compensation
Average share price on the date of issuance (in dollars per share)	$ 11.00
Employment Incentive Awards | 2004
Deferred Stock Compensation
Number of shares issued	14
Average share price on the date of issuance (in dollars per share)	$ 12.93
Aggregate value of shares issued (in dollars)	184
Employment Incentive Awards | 2005
Deferred Stock Compensation
Number of shares issued	10
Average share price on the date of issuance (in dollars per share)	$ 15.18
Aggregate value of shares issued (in dollars)	147
Employment Incentive Awards | 2006
Deferred Stock Compensation
Number of shares issued	7
Average share price on the date of issuance (in dollars per share)	$ 16.01
Aggregate value of shares issued (in dollars)	108
Employment Incentive Awards | 2007
Deferred Stock Compensation
Number of shares issued	5
Average share price on the date of issuance (in dollars per share)	$ 17.36
Aggregate value of shares issued (in dollars)	81
Employment Incentive Awards | 2008
Deferred Stock Compensation
Number of shares issued	5
Average share price on the date of issuance (in dollars per share)	$ 14.45
Aggregate value of shares issued (in dollars)	74
Employment Incentive Awards | 2009
Deferred Stock Compensation
Number of shares issued	8
Average share price on the date of issuance (in dollars per share)	$ 7.83
Aggregate value of shares issued (in dollars)	63
Employment Incentive Awards | 2010
Deferred Stock Compensation
Number of shares issued	4
Average share price on the date of issuance (in dollars per share)	$ 8.41
Aggregate value of shares issued (in dollars)	40
Employment Incentive Awards | 2011
Deferred Stock Compensation
Number of shares issued	10
Average share price on the date of issuance (in dollars per share)	$ 8.76
Aggregate value of shares issued (in dollars)	$ 83
Common Stock
Deferred Stock Compensation
Vesting period (in years)	5 years
Initiation of vesting period from the date of issuance of award (in years)	1
Restricted Shares
Deferred Stock Compensation
Vesting period (in years)	5 years